Financial information by segment, Assets and liabilities by business sectors (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,483,259	$ 8,021,568
Investments carried under the equity method	260,031	294,581	$ 116,614
Other current financial assets	195,893	207,379
Cash and cash equivalents (project companies)	600,990	622,689	868,501	$ 562,795
Total assets	9,100,911	9,751,930
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,553,052	5,036,193	5,237,614
Grants and other liabilities	1,252,513	1,263,744
Long-term and short-term corporate debt	1,017,200	1,023,071	993,725
Total liabilities	7,311,864	8,003,325
Equity	1,789,047	1,748,605	$ 1,740,881	$ 1,714,856
Total liabilities and equity	9,100,911	9,751,930
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	6,035,091	6,533,408
Investments carried under the equity method	203,420	240,302
Other current financial assets	6,706	10,761
Cash and cash equivalents (project companies)	392,577	442,213
Total assets	6,637,794	7,226,684
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,442,625	3,857,313
Grants and other liabilities	1,211,878	1,244,346
Total liabilities	4,654,503	5,101,659
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	485,431	517,247
Investments carried under the equity method	10,034	15,358
Other current financial assets	116,366	128,461
Cash and cash equivalents (project companies)	73,673	25,392
Total assets	685,504	686,458
Liabilities allocated [Abstract]
Long-term and short-term project debt	440,999	478,724
Grants and other liabilities	32,138	11,212
Total liabilities	473,137	489,936
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	800,067	805,987
Investments carried under the equity method	4,450	0
Other current financial assets	30,582	27,813
Cash and cash equivalents (project companies)	48,073	44,574
Total assets	883,172	878,374
Liabilities allocated [Abstract]
Long-term and short-term project debt	582,689	602,278
Grants and other liabilities	6,040	5,795
Total liabilities	588,729	608,073
Water [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	162,670	164,926
Investments carried under the equity method	42,128	38,921
Other current financial assets	42,240	40,344
Cash and cash equivalents (project companies)	25,498	21,369
Total assets	272,536	265,560
Liabilities allocated [Abstract]
Long-term and short-term project debt	86,739	97,878
Grants and other liabilities	2,457	2,391
Total liabilities	89,196	100,269
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,483,259	8,021,568
Investments carried under the equity method	260,031	294,581
Other current financial assets	195,893	207,379
Cash and cash equivalents (project companies)	539,822	533,548
Total assets	8,479,005	9,057,076
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,553,052	5,036,193
Grants and other liabilities	1,252,513	1,263,744
Total liabilities	5,805,565	6,299,937
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	325,893	268,876
Other current assets (including cash and cash equivalents at holding company level)	296,013	425,978
Total assets	621,906	694,854
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,017,200	1,023,071
Other non-current liabilities	313,328	532,312
Other current liabilities	175,771	148,005
Total liabilities	1,506,299	1,703,388
Equity	1,789,047	1,748,605
Total liabilities and equity	$ 3,295,346	$ 3,451,993